SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details 1)	Jun. 30, 2026
Trademarks [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	10 years
Software, Internally Developed [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Customer-Related Intangible Assets [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Customer-Related Intangible Assets [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	22 years